PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 637,150,219	$ 92,378,098	¥ 298,428,709	¥ 611,358,209
Investments in equity securities	41,361,346	5,996,831	157,988,851
Amounts due from related parties	437,165,271	63,383,006	310,419,860
Total current assets	1,701,905,717	246,753,134	1,831,206,325
Non-current assets:
Equity securities without readily determinable fair values	9,826,143	1,424,657	6,233,255
TOTAL ASSETS	5,096,079,085	738,862,014	4,667,060,561
Current liabilities:
Dividends payable			40,999,458
Long-term bank loans, current portion	141,800,000	20,559,067	50,200,000
Short-term bank loans	99,800,000	14,469,640	356,000,000
Long-term bank loans	301,800,000	43,756,886
Total current liabilities	1,234,861,012	179,038,017	1,249,949,292
Non-current liabilities:
Long-term bank loans, non-current portion	160,000,000	23,197,819	301,800,000
Other long-term liabilities	120,196,036	17,426,787	132,046,925
Total liabilities	3,607,191,116	522,993,550	2,624,133,423
Shareholders' equity:
Treasury Stock	16,971,057	2,460,572
Additional paid-in capital	1,151,321,950	166,925,992	1,151,384,306
Retained earnings / (Accumulated losses)	(55,918,341)	(8,107,397)	326,298,618
Accumulated other comprehensive income	27,732,104	4,020,776	41,880,907
Total GreenTree Hospitality Group Ltd. shareholders' equity	1,444,285,936	209,401,777	1,857,685,111
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,096,079,085	738,862,014	4,667,060,561
Common Class A
Shareholders' equity:
Ordinary shares, value	222,587,070	32,272,092	222,587,070
Common Class B
Shareholders' equity:
Ordinary shares, value	115,534,210	16,750,886	115,534,210
Parent Company
Current assets
Cash and cash equivalents	15,788,863	2,289,170	22,609,979
Investments in equity securities	3,094,133	448,607	59,114,452
Amounts due from subsidiaries	122,364,821	17,741,232	113,057,771
Amounts due from related parties	348,019,981	50,458,154	202,502,545
Total current assets	489,267,798	70,937,163	397,284,747
Non-current assets:
Investments in subsidiaries	1,635,636,043	237,144,935	1,977,459,895
Investments in equity securities	33,408,446	4,843,769	39,852,428
TOTAL ASSETS	2,158,312,287	312,925,867	2,414,597,070
Current liabilities:
Dividends payable			40,999,458
Long-term bank loans, current portion	121,800,000	17,659,340	30,200,000
Amounts due to subsidiaries	592,226,352	85,864,750	350,308,050
Total current liabilities	714,026,352	103,524,090	421,507,508
Non-current liabilities:
Long-term bank loans, non-current portion			121,800,000
Other long-term liabilities			13,604,451
Total liabilities	714,026,352	103,524,090	556,911,959
Shareholders' equity:
Treasury Stock	(16,971,057)	(2,460,572)
Additional paid-in capital	1,151,321,950	166,925,992	1,151,384,306
Retained earnings / (Accumulated losses)	(55,918,342)	(8,107,397)	326,298,618
Accumulated other comprehensive income	27,732,104	4,020,776	41,880,907
Total GreenTree Hospitality Group Ltd. shareholders' equity	1,444,285,935	209,401,777	1,857,685,111
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,158,312,287	312,925,867	2,414,597,070
Parent Company | Common Class A
Shareholders' equity:
Ordinary shares, value	222,587,070	32,272,092	222,587,070
Parent Company | Common Class B
Shareholders' equity:
Ordinary shares, value	¥ 115,534,210	$ 16,750,886	¥ 115,534,210